TAXES ON INCOME (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	$ 2,249	$ (436)	$ 1,233
Deferred	(3,672)	189	4
Domestic	610	768	555
Foreign	(2,033)	(1,015)	697
Tax benefit	$ (1,423)	$ (247)	$ 1,252